ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Reserves (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current income required to be appropriate to legal reserve (as a percent)	5.00%
Required legal reserve, as percent to capital stock and capital adjustment	20.00%
Current year net income post previous years' adjustments to legal reserve (as a percent)	20.00%
Equity	$ 986,071,735	$ 1,050,810,202	$ 978,711,054	$ 823,712,950
Argentine Central Bank [member]
Equity	1,007,262,712
Cost of treasury shares
Equity	(15,505,688)	$ (27,845,492)	$ (14,799,990)	$ (12,339,815)
Cost of treasury shares | Argentine Central Bank [member]
Equity	$ (15,505,688)